PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,797	$ 18,504
Less - accumulated depreciation and amortization	(3,698)	(1,565)
Total	17,099	16,939
Depreciation expense	2,255	1,683	$ 484
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,823	3,563
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,291	533
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,985	1,530
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173	177
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,308	758
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 217	$ 11,943